Assets Classified as Held for Sale	12 Months Ended
Dec. 31, 2023
Assets Classified as Held for Sale
Assets Classified as Held for Sale
32.
ASSETS CLASSIFIED AS HELD FOR SALE

Process of sale of 15 PCHs/CGHs

On March 17, 2023 the invitation and tender were published for a public auction to sell 15 small hydroelectric generation plants and units (PCHs and CGHs), 12 owned by Cemig GT and 3 by its wholly-owned subsidiary Horizontes.

Generation plant	Ledger	Beginning of the operation	Installed capacity (MW) (1)	Physical guarantee (MWm) (1)	Commercial Operation Status	Site
Cemig GT
CGH Bom Jesus do Galho	Registry	1931	0.36	0.13	Out of operation	Minas Gerais
CGH Xicão	Registry	1942	1.81	0.61	In operation	Minas Gerais
CGH Sumidouro	Registry	1954	2.12	0.53	In operation	Minas Gerais
PCH São Bernardo	Concession	1948	6.82	3.42	In operation	Minas Gerais
CGH Santa Marta	Registry	1944	1.00	0.58	In operation	Minas Gerais
CGH Santa Luzia	Registry	1958	0.70	N/A Generation: 0.28	In operation	Minas Gerais
CGH Salto Morais	Registry	1957	2.39	0.60	In operation	Minas Gerais
PCH Rio de Pedras	Concession	1928	9.28	2.15	In operation	Minas Gerais
CGH Pissarrão	Registry	1925	0.80	0.55	In operation	Minas Gerais
CGH Lages	Registry	1955	0.68	N/A Generation: 0.32	In operation	Minas Gerais
CGH Jacutinga	Registry	1948	0.72	0.57	In operation	Minas Gerais
CGH Anil	Registry	1964	2.06	1.10	In operation	Minas Gerais
Horizontes
CGH Salto do Paraopeba	Authorization	1955	2.46	2.21	Out of operation	Minas Gerais
CGH Salto Passo Velho	Authorization	2001	1.80	1.64	In operation	Santa Catarina
PCH Salto Voltão	Authorization	2001	8.20	7.36	In operation	Santa Catarina

Total			41.20	22.05

(1)
Information not audited by the independent auditors.

Thus, in March 2023 the assets were transferred to Current assets held for sale, in accordance with the terms of IFRS 5. There are no accumulated gains or losses included in other comprehensive income relating to this group held for sale and there are no liabilities associated with the asset held for sale.

It was concluded that that the assets classified as held for sale do not qualify within the concept of discontinued operations, under Item 32 of IFRS 5, since they do not represent a significant separate line of business or geographical area of operations, nor do they constitute a subsidiary acquired exclusively for the purpose of resale.

On August 10, 2023, the Company held a public auction for the sale of these assets as a single lot. The winning bid was R$100, representing a premium of 108.6% to the minimum price of R$48.

The book value of the plants in the assets held for sale group on December 31, 2023 is as follows:

Plant	Net book value Fixed assets and Intangible assets
Cemig GT	46

CGH Bom Jesus do Galho	-
CGH Xicão	8
CGH Sumidouro	2
PCH São Bernardo	6
CGH Santa Marta	-
CGH Santa Luzia	1
CGH Salto Morais	1
PCH Rio de Pedras	22
CGH Pissarrão	1
CGH Lages	1
CGH Jacutinga	2
CGH Anil	2
Horizontes	12

CGH Salto do Paraopeba	-
CGH Salto Passo Velho	3
PCH Salto Voltão	9

Total	58

Cemig GT and its wholly owned subsidiary Horizontes signed the sale agreement with the winning bidder, Mang Participações e Agropecuaria Ltda. (‘Mang’), on September 13, 2023. The sale was completed on February 29, 2024, after all the conditions precedent of the CCVA had been met. The amount received for the sale was R$100. The accounting effects of this transaction will be reflected in the first quarter of 2024.

This disposal aims to comply with the directives of the Company’s strategic planning, in optimizing its portfolio of assets, seeking to improve operational efficiency and allocation of capital.

Accounting policy

The Company and its subsidiaries classify a non-current asset as held for sale when its carrying amount will be recovered primarily through a sale transaction rather than through continuing use.

Property, plant and equipment and intangible assets are not depreciated or amortized while they are classified as held for sale. Dividends received from joint ventures classified as held for sale are recognized in the income statement, given the interruption of measurement by the equity method.

Estimations and judgments

They are measured at the lower of their book value and fair value net of selling expenses. Selling expenses are represented by the incremental expenses directly attributable to the sale, excluding financial expenses and income taxes. Assets and liabilities classified as held for sale are presented separately as current items in the balance sheet.